Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - Fair value of plan assets [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	₩ 1,466,977	₩ 1,258,409
Expected return on plan assets	48,184	38,453
Remeasurements (before tax)	(22,195)	(16,374)
Contributions by employer directly to plan assets	212,224	250,998
Benefit payments	(80,690)	(64,509)
Curtailment of plans	(74,437)
Ending balance	₩ 1,550,063	₩ 1,466,977